Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Profit (loss) [abstract]
Revenue from sale of goods	$ 173,081	$ 110,149
Excise taxes	(49,583)	(29,598)
Net revenue from sale of goods	123,498	80,551
Ancillary revenue	271	233
Net revenue	123,769	80,784
Cost of goods sold	94,703	127,205
Gross profit/(loss) before fair value adjustments	29,066	(46,421)
Fair value component in inventory sold	31,767	40,910
Unrealized gain on changes in fair value of biological assets	(51,499)	(29,356)
Gross profit/(loss)	48,798	(57,975)
Operating expenses
Selling, general and administrative	58,187	52,793
Marketing and promotion	10,348	12,474
Share-based compensation	11,731	25,790
Research and development	3,835	4,639
Depreciation of property, plant and equipment	6,097	6,072
Amortization of intangible assets	2,050	3,939
Restructuring Costs	3,283	4,767
Impairment of property, plant and equipment	20,230	79,418
Impairment of intangible assets	0	108,189
Impairment of goodwill	0	111,877
Recognition of onerous contract	0	4,763
Disposal of long-lived assets	1,294	0
Loss/(gain) on disposal of property, plant and equipment	64	3,855
Acquisition and transaction costs	17,174	0
Total expenses, by nature	134,293	418,576
Loss from operations	(85,495)	(476,551)
Interest income (expense), net	(30,523)	(8,141)
Non-operating income (expense), net	859	(67,820)
Loss and comprehensive loss attributable to shareholders before tax	(115,159)	(552,512)
Current and deferred tax expense recovery	397	6,023
Net loss	(114,762)	(546,489)
Other comprehensive income
Foreign currency translation	(17)	0
Gain on fair value due to changes in credit spread, net of tax	1,169	0
Net loss and comprehensive loss	(113,610)	(546,489)
Comprehensive loss attributable to:
Shareholders of HEXO Corp.	(113,477)	(546,489)
Non-controlling interest	(133)	0
Total comprehensive loss	$ (113,610)	$ (546,489)
Net loss and comprehensive loss per share, basic and diluted (in dollars per share)	$ (0.89)	$ (7.08)
Weighted average number of outstanding shares
Basic and diluted (in shares)	127,300,903	77,376,174